TRANSACTIONS WITH RELATED PARTIES - Narrative (Details) - Additional Remuneration Units (ARU)	12 Months Ended
Dec. 31, 2023 shares
Disclosure of transactions between related parties [line items]
Additional remuneration units, year one (in shares)	9,226,234
Additional remuneration units, year two (in shares)	9,226,234
Additional compensation, a variable amount	33.00%
Weighted average price, trading days prior	10 days